Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 818	$ 1,012
Less: accumulated depreciation	(800)	(979)
Property and equipment, net	18	33
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	568	767
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	69	68
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 181	$ 177